Employee Benefits (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Employee Benefits
Wages and salaries	€ 13,438	€ 13,797	€ 23,441
Social security costs	2,367	2,480	2,661
Pension costs - defined contribution plans	1,018	966	1,315
Equity-settled share based payments	2,544	3,106	2,869
Total employee benefits expense	€ 19,367	€ 20,349	€ 30,286
Average number of employees for the period | employee	163	144	163
Research and Development | employee	133.9	122.4	103.5
General and Administrative | employee	32.2	34.2	26.7
Total number of employees (converted to FTE) | employee	166.1	156.6	130.2
WBSO subsidies received for wages and salaries	€ 1,888	€ 1,170	€ 792
Netherlands
Employee Benefits
Total number of employees (converted to FTE) | employee	164.1	153.6